Item 1. Report to Shareholders

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
February 29, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[GRAPHIC OMITTED]

NEW YORK TAX-FREE BOND FUND
--------------------------------------------------------------------------------

As of 2/29/04

New York Tax-Free Bond Fund   $17,784

Lehman Brothers Municipal Bond Index   $18,600

Lipper New York Municipal Debt Funds Average   $17,039

             Lehman Brothers     Lipper New York        New York
              Municipal Bond     Municipal Debt         Tax-Free
                 Index           Funds Average          Bond Fund

2/94             10,000              10,000              10,000

2/95             10,188               9,978              10,074

2/96             11,314              10,975              11,126

2/97             11,937              11,484              1,685

2/98             13,028              12,571              12,824

2/99             13,829              13,255              13,604

2/00             13,541              12,663              12,996

2/01             15,212              14,260              14,682

2/02             16,252              15,096              15,603

2/03             17,498              16,084              16,769

2/04             18,600              17,039              17,784

Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 2/29/04            1 Year             5 Years             10 Years
--------------------------------------------------------------------------------

New York Tax-Free Bond Fund       6.05%               5.51%                5.93%

Lipper New York Municipal Debt
Funds Average                     5.95                5.02                 5.46

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund posted a strong return of 6.05% during the 12 months ended February 29, 2004, surpassing the Lipper New York Municipal Debt Funds Average of similarly managed funds during the period, as shown in the table on the preceding page. The fund's results were largely due to our positions in bonds prerefunded to their call dates as issuers took advantage of lower interest rates to decrease their interest expense.

As you know, the fund seeks to provide income that is exempt from federal, New York state, and New York City income taxes by investing primarily in investment-grade bonds issued within New York. We normally invest in bonds with maturities longer than 10 years.

The Major Index Returns table shows how various quality bonds performed over the fund's fiscal year. High-yield municipal bonds far outperformed their higher-rated counterparts in both the tax-exempt and taxable markets over the 12-month period.

Major Index Returns
--------------------------------------------------------------------------------

                                                          12-Month
Period Ended 2/29/04                                        Return
--------------------------------------------------------------------------------

Lehman Brothers U.S. Aggregate Index                          4.54%

Lehman Brothers Municipal Bond Index                          6.30

Lehman Brothers High Yield Municipal Bond Index              16.15

The Top 5 Sectors table shows how portfolio assets were allocated during the reporting period. Dedicated tax revenue and lease revenue bonds accounted for 13.2% and 13.1% of fund assets, respectively, followed by prerefunded bonds at 11.1%, local general obligation bonds at 9.9%, and educational revenue obligations at 9.8%.

Top 5 Sectors
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
                                                   2/28/03              2/29/04
--------------------------------------------------------------------------------

Dedicated Tax Revenue                                 15.8%                13.2%

Lease Revenue                                         11.6                 13.1

Prerefunded Bonds                                      7.2                 11.1

General Obligation - Local                            13.6                  9.9

Educational Revenue                                    9.0                  9.8

The Portfolio Characteristics table shows various portfolio details as of February 29, 2004, compared with one year earlier. The weighted average maturity of the portfolio remained relatively stable, slipping from 15.4 to 15.3 years, the 30-day standardized yield to maturity fell from 3.50% to 3.04% as rates declined in general, and the portfolio's weighted average quality remained at AA-.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                      2/28/03              2/29/04
--------------------------------------------------------------------------------

Price Per Share                            $         11.43      $         11.63

Dividends Per Share
for 12 months                                         0.50                 0.47

30-Day Standardized Yield
to Maturity                                           3.50%                3.04%

Weighted Average
Maturity (years)                                      15.4                 15.3

Weighted Average Effective
Duration (years)                                       5.8                  5.6

Weighted Average Quality *                             AA-                  AA-

*Based on T. Rowe Price research.

Note: Yield will vary and is not guaranteed.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. We have reviewed trading by T. Rowe Price personnel in the T. Rowe Price mutual funds over the last several years and did not uncover the existence of any of the abusive trading practices described in recent regulatory enforcement actions relating to fund portfolio managers and senior fund executives.

You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

March 19, 2004

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------


                          Year
                         Ended
                       2/29/04     2/28/03     2/28/02     2/28/01     2/29/00

NET ASSET VALUE

Beginning of
period               $   11.43   $   11.12   $   10.96   $   10.20   $   11.23

Investment activities

  Net investment
  income (loss)           0.47        0.50        0.52        0.53        0.52

  Net realized
  and unrealized
  gain (loss)             0.20        0.31        0.15        0.76       (1.02)

  Total from
  investment
  activities              0.67        0.81        0.67        1.29       (0.50)

Distributions

  Net investment
  income                 (0.47)      (0.50)      (0.51)      (0.53)      (0.52)

  Net realized
  gain                    --          --          --          --         (0.01)

  Total
  distributions          (0.47)      (0.50)      (0.51)      (0.53)      (0.53)

NET ASSET VALUE

End of
period               $   11.63   $   11.43   $   11.12   $   10.96    $  10.20
                     -----------------------------------------------------------

Ratios/Supplemental Data

Total return^             6.05%       7.48%       6.27%      12.98%      (4.47)%

Ratio of total
expenses to
average net
assets                    0.55%       0.55%       0.56%       0.56%       0.58%

Ratio of
net investment
income (loss)
to average
net assets                4.19%       4.47%       4.68%       5.03%       4.94%

Portfolio
turnover rate             28.7%       30.0%       33.5%       36.1%       77.5%

Net assets,
end of period
(in thousands)        $ 246,936   $ 231,325   $ 219,004   $ 205,462   $ 180,243

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

PORTFOLIO OF INVESTMENTS (ss.)                       Par                 Value
--------------------------------------------------------------------------------
                                                             ($ 000s)

NEW YORK  95.6%

Albany IDA, Charitable Leadership Foundation
5.75%, 7/1/26                                        2,000                2,060

Albany Parking Auth.

    5.125%, 7/15/11                                    430                  471

    5.25%, 10/15/12                                    645                  707

    5.625%, 7/15/25                                    750                  799

Chemung County IDA, Arnot Ogden Medical Center
5.00%, 11/1/29                                       1,215                1,221

Dormitory Auth. of the State of New York

    4.00%, 2/15/06                                   2,000                2,095

    5.125%, 7/1/25 (Prerefunded 7/1/10!)
    (FGIC Insured)                                   1,500                1,735

    5.25%, 7/1/31 (Prerefunded 7/1/11!)              2,240                2,613

  Augustana Lutheran Home, 5.50%, 8/1/20
  (MBIA Insured)                                       925               1 ,024

  Columbia Univ.

    5.00%, 7/1/22                                    2,500                2,635

    5.00%, 7/1/24                                    1,000                1,067

  Cornell Univ., VRDN (Currently 0.97%)                700                  700

  Maimonides Medical Center, 5.75%, 8/1/35
  (MBIA Insured)                                     1,500                1,631

  Memorial Sloan Kettering Center

    5.00%, 7/1/20 (MBIA Insured)                     1,475                1,594

    5.00%, 7/1/23 (MBIA Insured)                     1,515                1,607

    5.00%, 7/1/34                                    2,680                2,784

  Mount Sinai Health, 6.00%, 7/1/13                  1,700                1,693

  New York Medical College, 5.25%, 7/1/12
  (MBIA Insured)                                     2,110                2,384

  Nyack Hosp., 6.00%, 7/1/06                         1,270                1,231

  Rockefeller Univ., 5.00%, 7/1/32                   2,000                2,104

  Saint John's Univ., 5.25%, 7/1/25
  (MBIA Insured)                                     2,500                2,683

  State Personal Income Tax Ed.,
  5.375%, 3/15/22                                    1,550                1,706

  State Univ. Dormitory Fac., 5.375%, 7/1/23
  (Prerefunded 7/1/12!)                              1,000                1,178

State Univ. of New York

    7.50%, 5/15/11                                   1,950                2,377

    7.50%, 5/15/11 (Prerefunded 5/15/05!)              745                  946

  Univ. of Rochester, STEP, 0%, 7/1/15
  (MBIA Insured)                                     1,470                1,163

  Westchester County

    5.25%, 8/1/15                                    2,000                2,234

    5.25%, 8/1/16                                    4,250                4,747

  Yeshiva Univ.

    5.00%, 7/1/26 (AMBAC Insured)                    1,200                1,252

    5.375%, 7/1/17 (AMBAC Insured)                     900                1,018

Dutchess County IDA

  Bard College, 5.75%, 8/1/30                        1,750                1,903

  Vasser College, 5.35%, 9/1/40                      1,000                1,071

Essex County IDA, PCR,
International Paper, 5.70%, 7/1/16 #                 1,850                2,039

Grand Central Dist. Management Assoc.,
Central Dist. Business Improvement,
5.00%, 1/1/22                                          200                  211

Huntington Housing Auth.,
Gurwin Jewish Senior Home
6.00%, 5/1/39                                          750                  721

Islip Recovery Agency,
5.75%, 7/1/23 (FSA Insured) #                          250                  275

Long Island Power Auth.

    5.00%, 6/1/05                                    2,000                2,090

    5.00%, 12/1/05                                   1,500                1,591

    5.50%, 12/1/06 (AMBAC Insured)                   3,525                3,900

  New York City Electric Systems

    Zero Coupon, 6/1/21 (FSA Insured)                2,000                  929

    5.00%, 9/1/27                                    1,000                1,028

Madison County IDA, Colgate Univ.,
5.00%, 7/1/33                                        1,000                1,045

Metropolitan Transportation Auth.

    4.75%, 7/1/16 (Prerefunded 1/1/12!)
    (FSA Insured)                                      535                  602

    4.75%, 7/1/16 (Prerefunded 7/1/12!)
    (FSA Insured)                                    1,215                1,373

    5.00%, 7/1/25 (FGIC Insured)                     3,000                3,150

    5.125%, 11/15/31                                 2,500                2,608

    5.25%, 11/15/25 (FGIC Insured)                   4,920                5,286

Monroe County, GO

    5.00%, 3/1/18 (FGIC Insured)                     3,205                3,487

  Public Improvement, 5.00%, 3/1/17
  (FGIC Insured)                                     2,600                2,844

Mount Sinai Union Free School Dist., GO

    6.20%, 2/15/17 (AMBAC Insured)                   1,025                1,286

  Suffolk County, 6.20%, 2/15/18
  (AMBAC Insured)                                      515                  648

Nassau County

6.50%, 11/1/13 (Prerefunded 11/1/04!)
(FGIC Insured) ++                                    1,500                1,601

Nassau County, GO

    7.00%, 3/1/04                                    1,500                1,501

    7.00%, 3/1/13 (Prerefunded 3/1/10!)
    (FSA Insured)                                    3,500                4,386

Nassau County IDA

  Hofstra Univ.

    6.90%, 1/1/14 (Prerefunded 1/1/05!)                350                  374

    6.90%, 1/1/15 (Prerefunded 1/1/05!)                375                  401

New Rochelle, GO

    6.25%, 3/15/17 (MBIA Insured)                      375                  393

    6.25%, 3/15/18 (MBIA Insured)                      400                  419

    6.25%, 3/15/19 (MBIA Insured)                      425                  446

New York City, GO

    5.00%, 8/1/06                                      875                  946

    5.25%, 8/1/14                                    3,305                3,690

    5.75%, 10/15/13                                  1,105                1,247

    5.875%, 3/15/12 (Prerefunded 3/15/06!)           2,000                2,215

    6.00%, 8/1/12                                    1,000                1,109

    6.25%, 8/1/09                                    1,250                1,391

New York City Health & Hosp. Corp.
5.50%, 2/15/19 (FSA Insured)                         1,500                1,679

New York City IDA

  New York Univ., 5.375%, 7/1/18
  (AMBAC Insured)                                    1,275                1,437

  USTA National Tennis Center
  6.375%, 11/15/14 (FSA Insured)                     1,000                1,056

New York City IDA, IDRB, JFK Airport,
5.50%, 7/1/28 #                                      2,500                2,500

New York City Municipal Water & Sewer Fin. Auth.
5.00%, 6/15/34                                       1,500                1,567

New York City Municipal Water Fin. Auth.

    Zero Coupon, 6/15/20                             1,850                  910

    VRDN (Currently 0.97%) (MBIA Insured)            2,000                2,000

    5.875%, 6/15/26 (Prerefunded 6/15/06!)             595                  663

  Water & Sewer

    5.00%, 6/15/29                                   5,000                5,217

    5.875%, 6/15/26                                  3,405                3,761

New York City Transitional Fin. Auth.

    VRDN (Currently 0.97%)                             300                  300

    5.00%, 8/1/24                                    1,625                1,707

    5.00%, 8/1/25                                    2,500                2,629

    5.00%, 2/1/27                                    1,500                1,570

    6.00%, 8/15/15 (Prerefunded 8/15/09!)
    (FGIC Insured)                                   1,000                1,202

New York City Trust Cultural Resources,
Peirpont Morgan Library
VRDN (Currently 0.93%)                               1,000                1,000

New York State Energy Research & Dev. Auth.,
Consolidated Edison, 4.70%,
6/1/36 (Tender 10/1/12)  #                             450                  461

New York State Environmental Fac.,
Clean Water & Drinking
5.25%, 11/15/20                                      2,000                2,218

New York State Environmental Fac. PCR,
5.75% 6/15/11                                           95                  114

New York State Environmental Fac.
PCR, 5.75% 6/15/12 (Escrowed to Maturity)              905                1,092

New York State Housing Fin. Agency

    8.00%, 5/1/11 (Escrowed to Maturity)             1,000                1,274

  River Terrace Associates,
  VRDN (Currently 0.93%)                               500                  500

New York State Local Gov't. Assistance,
6.00%, 4/1/14                                        3,110                3,778

New York State Medical Care Fac., 6.50%,
8/15/29 (Prerefunded 2/15/05!)
(AMBAC Insured)                                      1,000                1,072

New York State Mortgage Agency

  Single Family Mortgage

    5.70%, 10/1/17 #                                 2,120                2,280

    5.80%, 10/1/20 #                                 1,000                1,071

    5.85%, 10/1/18 #                                   925                1,001

    5.95%, 4/1/30 #                                  1,110                1,177

New York State Power Auth., 5.00%, 11/15/08          1,500                1,692

New York State Thruway Auth.

  Highway & Bridge

    5.00%, 3/15/08                                   2,320                2,571

    5.00%, 3/15/10                                   2,000                2,248

    5.00%, 4/1/17 (FGIC Insured)                     5,000                5,442

    5.00%, 4/1/20 (AMBAC Insured)                    2,000                2,150

    5.50%, 4/1/17 (FGIC Insured)                     2,495                2,822

    5.50%, 4/1/18 (FGIC Insured)                     1,000                1,138

New York State Urban Dev. Corp.

  Corrections & Youth Fac.

    5.25%, 1/1/21 (Tender 1/1/09)                      500                  561

    6.00%, 1/1/15 (Prerefunded 1/1/09!)
    (AMBAC Insured)                                  4,000                4,741

Niagara County, GO

    5.25%, 8/15/14 (MBIA Insured)                      435                  506

    5.25%, 8/15/15 (MBIA Insured)                      335                  389

Niagara County IDA, American Ref-Fuel,
5.55%, 11/15/24 (Tender 11/15/13) #                  1,500                1,602


Niagara Frontier Transportation Airport Auth.,
Buffalo Int'l. Airport 6.125%, 4/1/14
(AMBAC Insured) #                                    1,385                1,418

Nyack Union Free School Dist., GO,
5.25%, 12/15/15 (FGIC Insured)                         550                  641

Oneida County IDA

  St. Elizabeth Medical Center

    5.50%, 12/1/10                                     500                  501

    5.625%, 12/1/09                                  1,000                1,009

    5.75%, 12/1/19                                   1,600                1,461

Port Auth. of New York & New Jersey

    5.00%, 7/15/34                                   3,500                3,673

    5.875%, 9/15/15 (FGIC Insured) #                 2,000                2,199

    6.125%, 6/1/94                                   1,000                1,188

    6.50%, 7/15/19 (FGIC Insured) #                  2,000                2,105

Rochester, GO

    5.00%, 2/15/20 (MBIA Insured)                      110                  124

    5.00%, 2/15/21 (MBIA Insured)                      110                  123

Suffolk County, 5.75%, 4/15/14
(AMBAC Insured)                                      4,510                5,273

Suffolk County IDA

  Huntington Hosp.

    5.875%, 11/1/32                                  2,000                2,100

    6.00%, 11/1/22                                   2,000                2,161

  Jefferson Ferry, 7.20%, 11/1/19                    2,000                2,103

  Keyspan Corp., 5.25%, 6/1/27 #                     2,000                2,042

Suffolk County Water Auth.,
5.125%, 6/1/26 (FGIC Insured)                        1,350                1,429

Tobacco Settlement Fin. Corp.

    5.00%, 6/1/08                                    1,250                1,375

    5.25%, 6/1/13                                    1,235                1,343

    5.25%, 6/1/20 (AMBAC Insured)                    1,500                1,661

    5.25%, 6/1/22 (AMBAC Insured)                      260                  284

    5.50%, 6/1/19                                    1,000                1,105

Tompkins County IDA, Cornell Univ.
5.75%, 7/1/30 (Prerefunded 7/1/10!)                  2,000                2,404

Triborough Bridge & Tunnel Auth.

    5.00%, 1/1/20 (Escrowed to Maturity)             2,060                2,306

    5.00%, 11/15/28 (AMBAC Insured)                  3,000                3,161

United Nations Dev. Corp.

    5.25%, 7/1/24                                    1,280                1,314

    5.25%, 7/1/25                                    1,000                1,025

    5.30%, 7/1/11                                      910                  911

    5.40%, 7/1/14                                      865                  865

Westchester County Health
Care Corp., GO, 5.375%, 11/1/30                      3,000                3,248

Westchester County IDA

  Hebrew Hosp., 7.375%, 7/15/30                      1,250                1,338

  Kendal Hudson, 6.50%, 1/1/34                       1,000                1,008

  Wheelbrator, 6.00%, 7/1/08
  (AMBAC Insured) #                                    730                  839

  Winward School, 5.25%, 10/1/31
  (RAA Insured)                                      1,500                1,576

Total New York (Cost  $217,539)                                         236,076

PUERTO RICO  2.3%

Puerto Rico Highway & Transportation Auth.

    5.00%, 7/1/26 (Tender 7/1/10)
    (FSA Insured)                                      650                  743

    5.00%, 7/1/36                                    1,000                1,044

    5.50%, 7/1/18                                    2,000                2,186

Puerto Rico Public Fin. Corp.,
5.50%, 8/1/29                                        1,500                1,628

Total Puerto Rico (Cost  $5,100)                                          5,601

U. S. VIRGIN ISLANDS 0.7%

Virgin Islands PFA

Hovensa Refinery, 6.125%, 7/1/22                       500                  534

Virgin Islands PFA, GO
5.00%, 10/1/33 (RAA Insured)                         1,250                1,299

Total U. S. Virgin Islands (Cost  $1,731)                                 1,833

Total Investments in Securities

98.6% of Net Assets (Cost  $224,370)                                   $243,510
                                                                       --------

Futures Contracts

($ 000s)

                                                 Contract           Unrealized
                            Expiration              Value            Gain (Loss)
                            ----------           --------           ------------


Short, 5 10 Year
U.S. Treasury
Notes contracts,
$70 par of 6.50%
Nassau County bonds
pledged as
initial margin                    3/04           $    (577)         $       (23)

Net payments (receipts)
of variation
margin to date                                                               21

Variation margin
receivable (payable)
on open futures contracts                                           $        (2)
                                                                    ------------

ss.   Denominated in U.S. dollar unless otherwise noted

#     Interest subject to alternative minimum tax

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at February 29, 2004.

!     Used in determining portfolio maturity

AMBAC AMBAC Assurance Corp.

FGIC  Financial Guaranty Insurance Company

FSA   Financial Security Assurance Inc.

GO    General Obligation

IDA   Industrial Development Authority/Agency

IDRB  Industrial Development Revenue Bond

MBIA  MBIA Insurance Corp.

PCR   Pollution Control Revenue

PFA   Public Finance Authority

RAA   Radian Asset Assurance Inc.

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $224,370)              $      243,510

Other assets                                                              5,338

Total assets                                                            248,848

Liabilities

Total liabilities                                                         1,912

NET ASSETS                                                       $      246,936
                                                                 --------------

Net Assets Consist of:

Undistributed net investment income (loss)                       $          240

Undistributed net realized gain (loss)                                     (130)

Net unrealized gain (loss)                                               19,117

Paid-in-capital applicable to 21,231,715 no par
value shares of beneficial interest outstanding;
unlimited number of shares authorized                                   227,709

NET ASSETS                                                       $      246,936
                                                                 --------------

NET ASSET VALUE PER SHARE                                        $        11.63
                                                                 --------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                           Year
                                                                          Ended
                                                                        2/29/04

Investment Income (Loss)

Interest income                                                      $   11,094

Expenses

  Investment management                                                     978

  Shareholder servicing                                                     141

  Custody and accounting                                                    116

  Prospectus and shareholder reports                                         23

  Legal and audit                                                            15

  Registration                                                                8

  Trustees                                                                    6

  Miscellaneous                                                               5

  Total expenses                                                          1,292

Net investment income (loss)                                              9,802

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                                821

  Futures                                                                   (52)

  Written options                                                            15

  Net realized gain (loss)                                                  784

Change in net unrealized gain (loss)

  Securities                                                              3,556

  Futures                                                                   (14)

  Change in net unrealized gain (loss)                                    3,542

Net realized and unrealized gain (loss)                                   4,326

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $   14,128
                                                                     ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                      Year
                                                     Ended
                                                   2/29/04              2/28/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         9,802      $        10,243

  Net realized gain (loss)                             784                1,914

  Change in net unrealized gain (loss)               3,542                4,202

  Increase (decrease) in net assets
  from operations                                   14,128               16,359

Distributions to shareholders

  Net investment income                             (9,748)             (10,189)

Capital share transactions *

  Shares sold                                       52,321               51,582

  Distributions reinvested                           7,249                7,838

  Shares redeemed                                  (48,339)             (53,269)

  Increase (decrease) in net assets
  from capital share transactions                   11,231                6,151

Net Assets

Increase (decrease) during period                   15,611               12,321

Beginning of period                                231,325              219,004

End of period                              $       246,936      $       231,325
                                           -------------------------------------

*Share information

  Shares sold                                        4,582                4,615

  Distributions reinvested                             634                  699

  Shares redeemed                                   (4,227)              (4,772)

  Increase (decrease) in shares outstanding            989                  542

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 - Significant Accounting Policies

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust and commenced operations on August 28, 1986. The fund seeks to provide the highest level of income exempt from federal, New York state, and New York City income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade New York municipal bonds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Purchased and written options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended February 29, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Transactions in options written and related premiums received during the year ended February 29, 2004, were as follows:

--------------------------------------------------------------------------------

                                                 Number of
                                                 Contracts             Premiums

Outstanding at beginning of period                      --           $       --

Written                                                 25               15,000

Expired                                                (25)             (15,000)

Outstanding at end of period                            --           $       --
                                                 -------------------------------

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $75,855,000 and $63,732,000, respectively, for the year ended February 29, 2004.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended February 29, 2004 totaled $9,748,000 and were characterized as tax-exempt income for tax purposes. At February 29, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                    $         19,525,000

Unrealized depreciation                                                (350,000)

Net unrealized appreciation (depreciation)                           19,175,000

Undistributed tax-exempt income                                          52,000

Paid-in capital                                                     227,709,000

Net assets                                                 $        246,936,000
                                                           --------------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. During the fiscal year ended February 29, 2004, the fund utilized $836,000 of capital loss carryforwards.

For the year ended February 29, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                               $      (9,000)

Undistributed net realized gain                                         (45,000)

Paid-in capital                                                          54,000

At February 29, 2004, the cost of investments for federal income tax purposes was $224,312,000.

Note 4 - Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At February 29, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $80,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $159,000 for the year ended February 29, 2004, of which $13,000 was payable at period-end.

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Trustees of T. Rowe Price State Tax-Free Income Trust and Shareholders of New York Tax-Free Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New York Tax-Free Bond Fund (one of the portfolios comprising T. Rowe Price State Tax-Free Income Trust, hereafter referred to as the "Fund") at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
March 22, 2004

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 2/29/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o     $1,000 from short-term capital gains

o $53,000 from long-term capital gains, of which $53,000 was subject to the 15% rate gains category.

o     $9,707,000 which qualified as exempt-interest dividends.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price New York Tax-Free Bond Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Trustees and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Trustees that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's trustees are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" trustees are officers of T. Rowe Price. The Board of Trustees elects the fund's officers, who are listed in the final table. The business address of each trustee and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund trustees and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

--------------------------------------------------------------------------------
Independent Trustees

Name
(Year of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1945)
1986

Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1943)
2001

Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(1938)
2001

Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(1943)
2003

Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver
(1934)
1986

President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(1946)
1992

Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

* Each independent trustee oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

--------------------------------------------------------------------------------
Inside Trustees

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

William T. Reynolds, CFA, CIC
(1948)
1991
[37]

Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited

James S. Riepe
(1943)
1986
[111]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, State Tax-Free Income Trust

M. David Testa, CFA, CIC
(1944)
1997
[111]

Director and Vice President, T. Rowe Price and T. Rowe Price Trust Company; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

*Each inside trustee serves until retirement, resignation, or election of a successor.

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

--------------------------------------------------------------------------------
Officers

Name (Year of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Stephen V. Booth, CPA (1961)
Vice President, State Tax-Free Income Trust

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Linda A. Brisson (1959)
Vice President, State Tax-Free Income Trust

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Steven G. Brooks, CFA (1954)
Vice President, State Tax-Free Income Trust

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Joseph A. Carrier, CPA (1960)
Treasurer, State Tax-Free Income Trust

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Jonathan M. Chirunga (1966)
Vice President, State Tax-Free Income Trust

Vice President, T. Rowe Price

Maria H. Condez (1962)
Assistant Vice President, State Tax-Free Income Trust

Employee, T. Rowe Price

G. Richard Dent (1960)
Vice President, State Tax-Free Income Trust

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (1959)
Vice President, State Tax-Free Income Trust

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.

Gregory S. Golczewski (1966)
Vice President, State Tax-Free Income Trust

Vice President, T. Rowe Price and T. Rowe Price Trust Company

Charles B. Hill (1961)
Vice President, State Tax-Free Income Trust

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Henry H. Hopkins (1942)
Vice President, State Tax-Free Income Trust

Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

T. Dylan Jones (1971)
Assistant Vice President, State Tax-Free Income Trust

Assistant Vice President, T. Rowe Price

Marcy M. Lash (1963)
Vice President, State Tax-Free Income Trust

Vice President, T. Rowe Price

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

T. Rowe Price New York Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

--------------------------------------------------------------------------------
Officers (continued)

Name (Year of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Alan D. Levenson (1958)
Vice President, State Tax-Free Income Trust

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Patricia B. Lippert (1953)
Secretary, State Tax-Free Income Trust

Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Joseph K. Lynagh, CFA (1958)
Executive Vice President, State Tax-Free Income Trust

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Konstantine B. Mallas (1963)
Vice President, State Tax-Free Income Trust

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James M. McDonald (1949)
Vice President, State Tax-Free Income Trust

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Hugh D. McGuirk, CFA (1960)
Vice President, State Tax-Free Income Trust

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Mary J. Miller, CFA (1955)
President, State Tax-Free Income Trust

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Timothy G. Taylor (1975)
Assistant Vice President, State Tax-Free Income Trust

Employee, T. Rowe Price

Edward A. Wiese, CFA (1959)
Vice President, State Tax-Free Income Trust

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Director, Vice President, and Chief Investment Officer, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $8,288                $8,249
     Audit-Related Fees                         707                    --
     Tax Fees                                 2,311                 2,086
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     April 16, 2004